Payables and Accrued Expenses (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Assets, Total USD ($)	Dec. 31, 2012 Assets, Total CNY	Dec. 31, 2011 Assets, Total CNY	Dec. 31, 2012 Stock Option USD ($)		Dec. 31, 2012 Stock Option CNY		Dec. 31, 2011 Stock Option CNY		Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd USD ($)	Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd CNY
Accounts Payable and Accrued Liabilities [Line Items]
Payroll and welfare payables	$ 10,806,885	67,327,973	54,073,187
Business tax, related surcharges and other taxes	10,418,019	64,905,302	43,899,929
Other payables				796,222	4,960,542	7,653,313	4,064,189	[1]	25,320,305	[1]	11,753,633	[1]
Accrued expenses	7,225,096	45,013,072	51,905,425
Payable for reacquisition of Beijing Giant Zhengtu (Note 3)													4,594,629	28,625,000
Others	391,951	2,441,891	2,325,398
Total	$ 38,296,991	238,594,085	171,610,885

[1]	Starting from 2008, the Company used a broker to facilitate the cashless exercise of share options by employees which results in the Group receiving stock options proceeds from the broker and a related pass through proceeds amount due to employees, which is recorded within other payables.